Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Columbia Overseas Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Overseas Value Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 22 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 22 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4, Class R5 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect current fees paid by the Fund
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Total Net Expenses" shown in the Financial Highlights section of this prospectus because "Total Net Expenses" do not include acquired fund fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

The Fund may invest in currency forwards, futures and options for both hedging and non-hedging purposes including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:
  normally invests no more than 5% of its total assets in a single security;
  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
  generally may not invest more than 20% of its total assets in emerging markets.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund's strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund's income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund's return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Investing in Other Funds Risk. The Fund's investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund's investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

			Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R, Class R4, Class R5 and Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R, Class R4, Class R5 and Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 32.29% Worst 3rd Quarter 2011 -18.87%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class Z shares and will vary for other share classes.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Overseas Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	1.38%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 707
3 years		rr_ExpenseExampleYear03	987
5 years		rr_ExpenseExampleYear05	1,287
10 years		rr_ExpenseExampleYear10	2,137
1 year		rr_ExpenseExampleNoRedemptionYear01	707
3 years		rr_ExpenseExampleNoRedemptionYear03	987
5 years		rr_ExpenseExampleNoRedemptionYear05	1,287
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,137
1 Year		rr_AverageAnnualReturnYear01	(12.54%)
5 Years		rr_AverageAnnualReturnYear05	3.15%
Life of Fund		rr_AverageAnnualReturnSinceInception	(1.19%)
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[5]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	2.13%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year		rr_ExpenseExampleYear01	$ 716
3 years		rr_ExpenseExampleYear03	967
5 years		rr_ExpenseExampleYear05	1,344
10 years		rr_ExpenseExampleYear10	2,271
1 year		rr_ExpenseExampleNoRedemptionYear01	216
3 years		rr_ExpenseExampleNoRedemptionYear03	667
5 years		rr_ExpenseExampleNoRedemptionYear05	1,144
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,271
1 Year		rr_AverageAnnualReturnYear01	(12.37%)
5 Years		rr_AverageAnnualReturnYear05	3.25%
Life of Fund		rr_AverageAnnualReturnSinceInception	(1.07%)
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[6]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	2.13%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 316
3 years		rr_ExpenseExampleYear03	667
5 years		rr_ExpenseExampleYear05	1,144
10 years		rr_ExpenseExampleYear10	2,462
1 year		rr_ExpenseExampleNoRedemptionYear01	216
3 years		rr_ExpenseExampleNoRedemptionYear03	667
5 years		rr_ExpenseExampleNoRedemptionYear05	1,144
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,462
1 Year		rr_AverageAnnualReturnYear01	(8.77%)
5 Years		rr_AverageAnnualReturnYear05	3.60%
Life of Fund		rr_AverageAnnualReturnSinceInception	(1.07%)
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	0.93%
1 year		rr_ExpenseExampleYear01	$ 95
3 years		rr_ExpenseExampleYear03	296
5 years		rr_ExpenseExampleYear05	515
10 years		rr_ExpenseExampleYear10	1,143
1 year		rr_ExpenseExampleNoRedemptionYear01	95
3 years		rr_ExpenseExampleNoRedemptionYear03	296
5 years		rr_ExpenseExampleNoRedemptionYear05	515
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,143
1 Year		rr_AverageAnnualReturnYear01	(6.78%)
5 Years		rr_AverageAnnualReturnYear05	4.94%
Life of Fund		rr_AverageAnnualReturnSinceInception	0.22%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Columbia Overseas Value Fund | Class K
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	1.23%
1 year		rr_ExpenseExampleYear01	$ 125
3 years		rr_ExpenseExampleYear03	390
5 years		rr_ExpenseExampleYear05	676
10 years		rr_ExpenseExampleYear10	1,489
1 year		rr_ExpenseExampleNoRedemptionYear01	125
3 years		rr_ExpenseExampleNoRedemptionYear03	390
5 years		rr_ExpenseExampleNoRedemptionYear05	676
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,489
1 Year		rr_AverageAnnualReturnYear01	(6.95%)
5 Years		rr_AverageAnnualReturnYear05	4.41%
Life of Fund		rr_AverageAnnualReturnSinceInception	(0.31%)
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	1.63%
1 year		rr_ExpenseExampleYear01	$ 166
3 years		rr_ExpenseExampleYear03	514
5 years		rr_ExpenseExampleYear05	887
10 years		rr_ExpenseExampleYear10	1,933
1 year		rr_ExpenseExampleNoRedemptionYear01	166
3 years		rr_ExpenseExampleNoRedemptionYear03	514
5 years		rr_ExpenseExampleNoRedemptionYear05	887
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,933
Columbia Overseas Value Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	1.13%
1 year		rr_ExpenseExampleYear01	$ 115
3 years		rr_ExpenseExampleYear03	359
5 years		rr_ExpenseExampleYear05	622
10 years		rr_ExpenseExampleYear10	1,375
1 year		rr_ExpenseExampleNoRedemptionYear01	115
3 years		rr_ExpenseExampleNoRedemptionYear03	359
5 years		rr_ExpenseExampleNoRedemptionYear05	622
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,375
Columbia Overseas Value Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	0.98%
1 year		rr_ExpenseExampleYear01	$ 100
3 years		rr_ExpenseExampleYear03	312
5 years		rr_ExpenseExampleYear05	542
10 years		rr_ExpenseExampleYear10	1,201
1 year		rr_ExpenseExampleNoRedemptionYear01	100
3 years		rr_ExpenseExampleNoRedemptionYear03	312
5 years		rr_ExpenseExampleNoRedemptionYear05	542
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,201
Columbia Overseas Value Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	1.38%
1 year		rr_ExpenseExampleYear01	$ 141
3 years		rr_ExpenseExampleYear03	437
5 years		rr_ExpenseExampleYear05	755
10 years		rr_ExpenseExampleYear10	1,657
1 year		rr_ExpenseExampleNoRedemptionYear01	141
3 years		rr_ExpenseExampleNoRedemptionYear03	437
5 years		rr_ExpenseExampleNoRedemptionYear05	755
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,657
1 Year		rr_AverageAnnualReturnYear01	(7.13%)
5 Years		rr_AverageAnnualReturnYear05	4.65%
Life of Fund		rr_AverageAnnualReturnSinceInception	none
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Columbia Overseas Value Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	0.93%
1 year		rr_ExpenseExampleYear01	$ 95
3 years		rr_ExpenseExampleYear03	296
5 years		rr_ExpenseExampleYear05	515
10 years		rr_ExpenseExampleYear10	1,143
1 year		rr_ExpenseExampleNoRedemptionYear01	95
3 years		rr_ExpenseExampleNoRedemptionYear03	296
5 years		rr_ExpenseExampleNoRedemptionYear05	515
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,143
Columbia Overseas Value Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[4]	rr_ExpensesOverAssets	1.13%
1 year		rr_ExpenseExampleYear01	$ 115
3 years		rr_ExpenseExampleYear03	359
5 years		rr_ExpenseExampleYear05	622
10 years		rr_ExpenseExampleYear10	1,375
1 year		rr_ExpenseExampleNoRedemptionYear01	115
3 years		rr_ExpenseExampleNoRedemptionYear03	359
5 years		rr_ExpenseExampleNoRedemptionYear05	622
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,375
2009	[7]	rr_AnnualReturn2009	33.73%
2010	[7]	rr_AnnualReturn2010	4.64%
2011	[7]	rr_AnnualReturn2011	(10.38%)
2012	[7]	rr_AnnualReturn2012	17.80%
2013	[7]	rr_AnnualReturn2013	23.22%
2014	[7]	rr_AnnualReturn2014	(7.00%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.14%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	32.29%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.87%)
1 Year		rr_AverageAnnualReturnYear01	(7.00%)
5 Years		rr_AverageAnnualReturnYear05	4.83%
Life of Fund		rr_AverageAnnualReturnSinceInception	0.15%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Columbia Overseas Value Fund | returns after taxes on distributions | Class Z
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.50%)
5 Years		rr_AverageAnnualReturnYear05	4.57%
Life of Fund		rr_AverageAnnualReturnSinceInception	(0.24%)
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Columbia Overseas Value Fund | returns after taxes on distributions and sale of Fund shares | Class Z
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.09%)
5 Years		rr_AverageAnnualReturnYear05	4.09%
Life of Fund		rr_AverageAnnualReturnSinceInception	0.34%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Columbia Overseas Value Fund | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(5.39%)
5 Years		rr_AverageAnnualReturnYear05	4.42%
Life of Fund		rr_AverageAnnualReturnSinceInception	0.46%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.78% and 0.08% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect current fees paid by the Fund and other expenses for Class R4, Class R5 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[4]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Total Net Expenses" shown in the Financial Highlights section of this prospectus because "Total Net Expenses" do not include acquired fund fees and expenses.
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
[7]	Year to Date return as of March 31, 2015: 6.14%